UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPH Asset Management LLC
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Address:   1111 Bagby Street, Suite 2350
           --------------------------------------------------
           Houston, Texas 77002
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-14725
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Walker Moody
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     713-333-7688
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Walker Moody                  Houston, Texas          February 14, 2012
----------------------------   ------------------------  -------------------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               --------

Form 13F Information Table Entry Total:              40
                                               --------

Form 13F Information Table Value Total:        $100,842
                                             ----------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ACCESS MIDSTREAM PARTNERS L   UNIT           00434L109    3,867   115,281 SH          SOLE           0   115,281         0         0
AES CORP                      COM            00130H105    2,068   193,296 SH          SOLE           0   193,296         0         0
AMERICAN WTR WKS CO INC NEW   COM            030420103    3,308    89,100 SH          SOLE           0    89,100         0         0
ATLAS ENERGY LP               COM UNITS LP   04930A104    2,557    73,600 SH          SOLE           0    73,600         0         0
ATLAS PIPELINE PARTNERS LP    UNIT LP INT    049392103    2,342    74,200 SH          SOLE           0    74,200         0         0
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER 096627104    1,437    57,700 SH          SOLE           0    57,700         0         0
BUCKEYE PARTNERS L P          UNIT LTD PARTN 118230101    1,480    32,594 SH          SOLE           0    32,594         0         0
CALPINE CORP                  COM NEW        131347304    1,126    62,108 SH          SOLE           0    62,108         0         0
CENTERPOINT ENERGY INC        COM            15189T107    4,153   215,763 SH          SOLE           0   215,763         0         0
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN 23311P100      562    13,466 SH          SOLE           0    13,466         0         0
DUKE ENERGY CORP NEW          COM NEW        26441C204    1,876    29,400 SH          SOLE           0    29,400         0         0
EDISON INTL                   COM            281020107    3,077    68,100 SH          SOLE           0    68,100         0         0
EL PASO PIPELINE PARTNERS L   COM UNIT LPI   283702108    2,271    61,438 SH          SOLE           0    61,438         0         0
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN 29273V100    1,910    42,000 SH          SOLE           0    42,000         0         0
ENTERPRISE PRODS PARTNERS L   COM            293792107    5,742   114,650 SH          SOLE           0   114,650         0         0
INERGY L P                    UNIT LTD PTNR  456615103    3,353   184,329 SH          SOLE           0   184,329         0         0
ITC HLDGS CORP                COM            465685105    4,846    63,010 SH          SOLE           0    63,010         0         0
KINDER MORGAN INC DEL         COM            49456B101    3,028    85,720 SH          SOLE           0    85,720         0         0
KINDER MORGAN MANAGEMENT LLC  SHS            49455U100    6,300    83,492 SH          SOLE           0    83,492         0         0
LINN ENERGY LLC               UNIT LTD LIAB  536020100    1,635    46,400 SH          SOLE           0    46,400         0         0
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN 570759100    4,185    82,040 SH          SOLE           0    82,040         0         0
NEXTERA ENERGY INC            COM            65339F101    2,643    38,200 SH          SOLE           0    38,200         0         0
NISOURCE INC                  COM            65473P105    2,828   113,600 SH          SOLE           0   113,600         0         0
NORTHEAST UTILS               COM            664397106    1,938    49,600 SH          SOLE           0    49,600         0         0
NRG ENERGY INC                COM NEW        629377508    2,343   101,900 SH          SOLE           0   101,900         0         0
NUSTAR ENERGY LP              UNIT COM       67058H102    1,606    37,800 SH          SOLE           0    37,800         0         0
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC 67059L102      792    28,607 SH          SOLE           0    28,607         0         0
ONEOK INC NEW                 COM            682680103    4,425   103,500 SH          SOLE           0   103,500         0         0
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN 726503105    2,412    53,321 SH          SOLE           0    53,321         0         0
PORTLAND GEN ELEC CO          COM NEW        736508847      435    15,900 SH          SOLE           0    15,900         0         0
PPL CORP                      COM            69351T106    2,651    92,600 SH          SOLE           0    92,600         0         0
QR ENERGY LP                  UNIT LTD PRTNS 74734R108    1,005    60,600 SH          SOLE           0    60,600         0         0
SPECTRA ENERGY CORP           COM            847560109    2,007    73,300 SH          SOLE           0    73,300         0         0
SPECTRA ENERGY PARTNERS LP    COM            84756N109    1,785    57,158 SH          SOLE           0    57,158         0         0
SUNOCO LOGISTICS PRTNRS L P   COM UNITS      86764L108    1,333    26,800 SH          SOLE           0    26,800         0         0
TARGA RES CORP                COM            87612G101      535    10,116 SH          SOLE           0    10,116         0         0
TARGA RESOURCES PARTNERS LP   COM UNIT       87611X105    3,326    88,988 SH          SOLE           0    88,988         0         0
WESTAR ENERGY INC             COM            95709T100    1,002    35,000 SH          SOLE           0    35,000         0         0
WILLIAMS COS INC DEL          COM            969457100    1,601    48,900 SH          SOLE           0    48,900         0         0
WILLIAMS PARTNERS L P         COM UNIT L P   96950F104    5,052   103,825 SH          SOLE           0   103,825         0         0

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